Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 2,128	¥ 2,222
Interest cost	1,262	975
Expected return on plan assets	(1,901)	(1,372)
Amortization of prior service credit	(32)	(32)
Amortization of net actuarial loss	(149)	(69)
Settlements	198	0
Net periodic pension cost	1,506	1,724
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,387	1,371
Interest cost	2,735	2,302
Expected return on plan assets	(4,052)	(3,601)
Amortization of prior service credit	(107)	(137)
Amortization of net actuarial loss	(38)	(2)
Amortization of transition obligation	0	0
Net periodic pension cost	¥ (75)	¥ (67)